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                                                  (RIVERSOURCE INVESTMENTS LOGO)

     STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED DEC. 1, 2008


FUND                                                             SAI DATE        FORM #
----------------------------------------------------------------------------------------------
RIVERSOURCE SMALL CAP ADVANTAGE FUND                             NOV. 28, 2008      S-6500 AR
RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND          MAY 1, 2008   S-6466-20 AF



For RiverSource Small Cap Advantage Fund, Table 19. Portfolio Managers has been revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage  Neil T. Eigen(b)     3 RICs               $480.10 million None
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.05 billion                      None          (1)         (A)
                     ----------------------------------------------------------------------------
                     Richard S. Rosen(b)  3 RICs               $480.10 million None
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.01 billion
-----------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Dec. 1, 2007.

For RiverSource Variable Portfolio Small Cap Advantage Fund, Table 16 has been revised as follows:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Advantage  Neil T. Eigen(b)     3 RICs               $480.10 million None
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.05 billion                      None(c)       (1)         (A)
                     ----------------------------------------------------------------------------
                     Richard S. Rosen(b)  3 RICs               $480.10 million None
                                          2 PIVs               $173.20 million
                                          1,383 other accounts $4.01 billion
-----------------------------------------------------------------------------------------------------------------------------------



    * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Dec. 31, 2007.

(c) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

For both funds:

POTENTIAL CONFLICTS OF INTEREST
(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

        RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION
(A) As compensation for their responsibilities, each of Messrs. Eigen and Rosen received a base salary and bonus for the year ended December 31, 2007.

        Bonuses are comprised of a discretionary component and a performance component based upon (i) the annual revenues generated from the accounts under management for the portfolio managers' investment team and (ii) the weighted-average pre-tax investment performance of such accounts in the following categories versus corresponding benchmarks over a rolling three-year period (ending November 30th for mutual funds and September 30th for all other accounts) as follows:

                    Seligman large-cap value mutual funds -- Lipper Large-Cap Value Funds Average

                    Seligman smaller-cap value mutual funds -- Lipper Small-Cap Value Funds Average

                    Large-cap value institutional accounts -- Callan Large-Cap Value Universe

                    Small-cap value institutional accounts -- Callan Small-Cap Value Universe

                    Large-cap value wrap accounts -- Callan Large-Cap Value Universe

                    Small-cap value wrap accounts -- Callan Small-cap Value Universe

        With respect to Mr. Eigen, the discretionary component was also based upon, among other factors, the competitive environment for Mr. Eigen's services.

        To reduce the amount of time the portfolio managers dedicate to marketing efforts and client services, the Funds' investment team has an experienced product manager that acts as the primary liaison between Seligman Advisors' marketing department and the investment team.

S-6500-32 A (11/08)